UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 350 Madison Avenue, 22nd Floor

         New York, NY  10017

13F File Number:  28-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D'Eredita
Title:     Chief Financial Officer
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

     William D'Eredita     New York, NY     August 12, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $2,226,502 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTION PERFORMANCE COS INC     COM              004933107      375    42500 SH       SOLE                    42500        0        0
ALERIS INTL INC                COM              014477103    67237  2981700 SH       SOLE                  2981700        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108     1273    31400 SH       SOLE                    31400        0        0
AMERICAN EXPRESS CO            CALL             025816909   196126  3684500 SH  CALL SOLE                  3684500        0        0
AMERICAN EXPRESS CO            COM              025816109   188636  3543800 SH       SOLE                  3543800        0        0
AMERITRADE HLDG CORP NEW       COM              03074K100    27915  1500000 SH       SOLE                  1500000        0        0
APPLE COMPUTER INC             PUT              037833950    16049   436000 SH  PUT  SOLE                   436000        0        0
ARCHIPELAGO HLDG INC           COM              03957A104    75419  1937800 SH       SOLE                  1937800        0        0
BEARINGPOINT INC               COM              074002106    54495  7434600 SH       SOLE                  7434600        0        0
COMPUTER ASSOC INTL INC        COM              204912109    54176  1971500 SH       SOLE                  1971500        0        0
COMPUTER ASSOC INTL INC        CALL             204912909   122272  4449500 SH  CALL SOLE                  4449500        0        0
CROMPTON CORP                  COM              227116100    70043  4950100 SH       SOLE                  4950100        0        0
FIRST DATA CORP                COM              319963104   214123  5334417 SH       SOLE                  5334417        0        0
FIRST DATA CORP                CALL             319963904   248406  6188500 SH  CALL SOLE                  6188500        0        0
FLEETWOOD ENTERPRISES INC      COM              339099103     8179   805900 SH       SOLE                   805900        0        0
FLOWSERVE CORP                 COM              34354P105    61688  2038600 SH       SOLE                  2038600        0        0
GREAT LAKES CHEM CORP          COM              390568103    69067  2194700 SH       SOLE                  2194700        0        0
LINCARE HLDGS INC              PUT              532791950     3906    95500 SH  PUT  SOLE                    95500        0        0
LINCARE HLDGS INC              PUT              532791950     4519   110500 SH  PUT  SOLE                   110500        0        0
M D C HLDGS INC                CALL             552676908    44373   539500 SH       SOLE                   539500        0        0
MYKROLIS CORP                  COM              62852P103    29109  2048500 SH       SOLE                  2048500        0        0
NEKTAR THERAPEUTICS            CALL             640268908     9038   537000 SH  CALL SOLE                   537000        0        0
NOVELIS INC                    COM              67000X106    42785  1666100 SH       SOLE                  1666100        0        0
NTL INC DEL                    COM              62940M104   184461  2696020 SH       SOLE                  2696020        0        0
PLAYTEX PRODS INC              COM              72813P100    30966  2877900 SH       SOLE                  2877900        0        0
R H DONNELLEY CORP             COM NEW          74955W307    92629  1494500 SH       SOLE                  1494500        0        0
SPDR TR                        PUT              78462F953   123351  1035000 SH  PUT  SOLE                  1035000        0        0
SPRINT CORP                    COM FON          852061100    50180  2000000 SH       SOLE                  2000000        0        0
SPRINT CORP                    CALL             852061900    22857   911000 SH  CALL SOLE                   911000        0        0
TYCO INTL LTD NEW              COM              902124106    47712  1634000 SH       SOLE                  1634000        0        0
UNIFI INC                      COM              904677101     4292  1012400 SH       SOLE                  1012400        0        0
USA MOBILITY INC               COM              90341G103    38651  1316479 SH       SOLE                  1316479        0        0
WYNN RESORTS LTD               CALL             983134907     3073    65000 SH  CALL SOLE                    65000        0        0
WYNN RESORTS LTD               CALL             983134907    11818   250000 SH  CALL SOLE                   250000        0        0
WYNN RESORTS LTD               CALL             983134907     7303   154500 SH  CALL SOLE                   154500        0        0